Financial Instruments - Additional disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments
Interest income on financial assets not at FVTPL	$ 955	$ 661	$ 434
Interest income on financial assets classified at FVTPL	102	15	539
Total interest income	1,057	676	973
Interest expense on financial liabilities not at FVTPL	710	513	3,509
Interest expense on financial liabilities classified at FVTPL	30	989	1,195
Total interest expense	740	1,502	4,704
Dividend income on financial assets at FVTPL	0	168	0
Dividend income on financial assets classified not at FVTPL	0	0	0
Net gain on financial assets at fair value through profit or loss	1,142	3,785	6,825
Loss on loan payable at FVTPL	(979)	(167)	0
Reversal of impairment on securities measured at FVTOCI	$ (3)	$ 3	$ 0